Income Taxes (Tables) - Vacasa Holdings LLC	12 Months Ended
Dec. 31, 2020
Schedule of domestic and foreign components of Losses before income taxes

	Year Ended December 31,
	2020	2019
United States	$(83,232)	$(76,530)
Foreign	(9,421)	(8,418)
Total	$(92,653)	$(84,948)

Schedule of Income tax benefit

	Year Ended December 31,
	2020	2019
Current:
Federal U.S.	$14	$—
State and local	110	2
Foreign	117	(1)
	241	1
Deferred and other:
Federal U.S.	—	—
State and local	(223)	—
Foreign	(333)	(77)
	(556)	(77)
Total tax benefit	$(315)	$(76)

Schedule of effective income tax rate

	Year Ended December 31,
	2020	2019
Income tax expense (benefit) at federal statutory rate	21%	21%
Increase (decrease) in tax rate resulting from:
Effect of flow-through entity	(21)%	(21)%
Income tax expense (benefit)	—%	—%

Schedule of deferred income tax assets and liabilities

	Year Ended December 31,
	2020	2019
Deferred Tax Assets:
NOL and tax credit carryforwards	$704	$259
Reserves and accruals not currently deductible for tax purposes	96	63
Goodwill and other intangibles - DTA	902	865
Other - DTA	29	—
Gross deferred tax assets	1,731	1,187
Less: valuation allowance	(1,672)	(1,125)
Total deferred tax assets	$59	$62
Deferred Tax Liabilities:
Property, plant and equipment	(46)	(5)
Goodwill and other intangibles - DTL	(1,218)	(1,549)
Other - DTL	(3)	(10)
Total deferred tax liabilities	$(1,267)	$(1,564)
Net deferred tax liability (1)	$(1,208)	$(1,502)